UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Advisers® Core Fund

(To be renamed Strategic Advisers® Core Fund effective April 16, 2010)

February 28, 2010

1.902944.100

SAI-COR-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 47.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Automobiles - 0.3%
Ford Motor Co. (a)	618,990	$ 7,266,943
Hotels, Restaurants & Leisure - 0.7%
Hyatt Hotels Corp. Class A	11,068	370,003
McDonald's Corp.	225,400	14,391,790
Starbucks Corp. (a)	162,410	3,720,813
		18,482,606
Leisure Equipment & Products - 0.3%
Mattel, Inc.	366,570	8,060,874
Media - 2.0%
CBS Corp. Class B	458,736	5,958,981
Comcast Corp.:
Class A	661,119	10,868,796
Class A (special) (non-vtg.)	2,026,530	31,390,950
		48,218,727
Specialty Retail - 2.6%
Home Depot, Inc.	941,441	29,372,959
Lowe's Companies, Inc.	426,382	10,109,517
TJX Companies, Inc.	568,098	23,649,920
		63,132,396
TOTAL CONSUMER DISCRETIONARY		145,161,546
CONSUMER STAPLES - 5.2%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	141,910	5,730,326
PepsiCo, Inc.	145,200	9,070,644
		14,800,970
Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	554,000	29,954,780
Walgreen Co.	462,200	16,287,928
		46,242,708
Food Products - 0.8%
Kellogg Co.	368,573	19,221,082
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.0%
Colgate-Palmolive Co.	390,679	$ 32,402,916
Procter & Gamble Co.	269,032	17,024,345
		49,427,261
TOTAL CONSUMER STAPLES		129,692,021
ENERGY - 5.8%
Energy Equipment & Services - 1.3%
Halliburton Co.	470,352	14,181,113
Schlumberger Ltd.	279,328	17,066,941
		31,248,054
Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.	81,770	8,474,643
ConocoPhillips	501,610	24,077,280
EOG Resources, Inc.	72,650	6,832,733
Exxon Mobil Corp.	381,090	24,770,850
Occidental Petroleum Corp.	599,352	47,858,257
		112,013,763
TOTAL ENERGY		143,261,817
FINANCIALS - 4.9%
Capital Markets - 1.1%
Charles Schwab Corp.	379,690	6,952,124
Goldman Sachs Group, Inc.	101,573	15,880,939
TD Ameritrade Holding Corp. (a)	289,000	5,054,610
		27,887,673
Commercial Banks - 2.5%
City National Corp.	103,700	5,176,704
Wells Fargo & Co.	2,046,741	55,957,899
		61,134,603
Consumer Finance - 0.4%
American Express Co.	216,773	8,278,561
Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	546,850	22,951,295
TOTAL FINANCIALS		120,252,132
Common Stocks - continued
	Shares	Value
HEALTH CARE - 5.5%
Biotechnology - 1.0%
Amgen, Inc. (a)	215,150	$ 12,179,642
Gilead Sciences, Inc. (a)	133,680	6,364,505
Talecris Biotherapeutics Holdings Corp.	221,870	4,752,455
		23,296,602
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	248,820	10,798,788
Life Sciences Tools & Services - 0.8%
Life Technologies Corp. (a)	146,180	7,420,097
Millipore Corp. (a)	132,045	12,466,368
		19,886,465
Pharmaceuticals - 3.3%
Johnson & Johnson	380,900	23,996,700
Merck & Co., Inc.	704,800	25,993,024
Pfizer, Inc.	1,817,120	31,890,456
		81,880,180
TOTAL HEALTH CARE		135,862,035
INDUSTRIALS - 6.1%
Aerospace & Defense - 2.7%
General Dynamics Corp.	375,655	27,253,770
Honeywell International, Inc.	274,970	11,042,795
Raytheon Co.	173,710	9,769,450
United Technologies Corp.	267,260	18,347,399
		66,413,414
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	172,060	10,106,804
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	291,225	8,195,072
Electrical Equipment - 0.9%
Emerson Electric Co.	441,980	20,923,333
Machinery - 1.8%
Caterpillar, Inc.	131,000	7,473,550
Dover Corp.	259,540	11,746,780
Parker Hannifin Corp.	145,300	8,763,043
The Stanley Works	283,228	16,214,803
		44,198,176
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.0%
Verisk Analytics, Inc.	6,024	$ 170,479
TOTAL INDUSTRIALS		150,007,278
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	775,130	18,858,913
Computers & Peripherals - 3.8%
Apple, Inc. (a)	65,700	13,443,534
EMC Corp. (a)	532,410	9,311,851
Hewlett-Packard Co.	384,400	19,523,676
International Business Machines Corp.	399,032	50,740,909
		93,019,970
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	429,666	17,895,589
Internet Software & Services - 0.6%
eBay, Inc. (a)	148,410	3,416,398
Google, Inc. Class A (a)	22,000	11,589,600
		15,005,998
IT Services - 0.8%
MasterCard, Inc. Class A	53,300	11,958,921
Visa, Inc. Class A	90,590	7,725,515
		19,684,436
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	1,061,400	21,790,542
Texas Instruments, Inc.	959,417	23,390,586
		45,181,128
Software - 1.5%
Microsoft Corp.	682,900	19,571,914
Oracle Corp.	718,400	17,708,560
		37,280,474
TOTAL INFORMATION TECHNOLOGY		246,926,508
MATERIALS - 3.5%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	464,330	31,843,751
Airgas, Inc.	245,309	15,734,119
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	136,407	$ 10,249,622
The Mosaic Co.	83,670	4,885,491
		62,712,983
Containers & Packaging - 0.3%
Ball Corp.	137,600	7,435,904
Metals & Mining - 0.7%
Newmont Mining Corp.	328,252	16,176,259
TOTAL MATERIALS		86,325,146
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	435,100	10,794,831
TOTAL COMMON STOCKS (Cost $1,167,801,908)		1,168,283,314
Equity Funds - 50.0%

Large Blend Funds - 50.0%
JPMorgan U.S. Large Cap Core Plus Fund Select Class (Cost $1,250,673,769)	68,486,718	1,233,445,798
Short-Term Funds - 2.4%

Dreyfus Treasury & Agency Cash Management Institutional Class, 0% (b) (Cost $59,947,937)	59,947,937	59,947,937
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,478,423,614)		2,461,677,049
NET OTHER ASSETS - 0.3%		7,602,630
NET ASSETS - 100%		$ 2,469,279,679
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $2,483,971,463. Net unrealized depreciation aggregated $22,294,414, of which $28,256,087 related to appreciated investment securities and $50,550,501 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 29, 2010